Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		¥ 46,898	¥ 38,442
Fair value, available-for-sale securities		17,533,830	17,713,335
Amortized cost, held-to-maturity securities		4,064,370	4,047,547
Total		3,950,890
Available-for-sale securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	17,548,168	17,712,059
Gross unrealized gains, available-for-sale securities		32,561	39,718
Gross unrealized losses, available-for-sale securities		46,898	38,442
Fair value, available-for-sale securities		17,533,830	17,713,335
Available-for-sale securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	10,498,527	10,968,212
Gross unrealized gains, available-for-sale securities		489	9,137
Gross unrealized losses, available-for-sale securities		3,926	2,956
Fair value, available-for-sale securities		10,495,090	10,974,393
Available-for-sale securities | Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	606,801	591,218
Gross unrealized gains, available-for-sale securities		66	95
Gross unrealized losses, available-for-sale securities		9,540	7,574
Fair value, available-for-sale securities		597,327	583,739
Available-for-sale securities | Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	143,145	147,186
Gross unrealized gains, available-for-sale securities		874	118
Gross unrealized losses, available-for-sale securities		5	252
Fair value, available-for-sale securities		144,014	147,052
Available-for-sale securities | Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	2,611,742	2,044,611
Gross unrealized gains, available-for-sale securities		4,026	1,739
Gross unrealized losses, available-for-sale securities		1,660	1,755
Fair value, available-for-sale securities		2,614,108	2,044,595
Available-for-sale securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[3]	491,394	495,057
Gross unrealized gains, available-for-sale securities	[3]	94	140
Gross unrealized losses, available-for-sale securities	[3]	22,919	18,225
Fair value, available-for-sale securities	[3]	468,569	476,972
Available-for-sale securities | Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	23,388	32,120
Gross unrealized gains, available-for-sale securities		21	30
Gross unrealized losses, available-for-sale securities		550	767
Fair value, available-for-sale securities		22,859	31,383
Available-for-sale securities | Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	754,995	800,224
Gross unrealized gains, available-for-sale securities		4,180	4,787
Gross unrealized losses, available-for-sale securities		825	789
Fair value, available-for-sale securities		758,350	804,222
Available-for-sale securities | Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	1,557,272	1,817,009
Gross unrealized gains, available-for-sale securities		20,100	21,958
Gross unrealized losses, available-for-sale securities		6,903	5,909
Fair value, available-for-sale securities		1,570,469	1,833,057
Available-for-sale securities | Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[4]	860,904	816,421
Gross unrealized gains, available-for-sale securities	[4]	2,711	1,713
Gross unrealized losses, available-for-sale securities	[4]	571	214
Fair value, available-for-sale securities	[4]	863,044	817,921
Held-to-maturity Securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2]	4,064,370	4,047,547
Gross unrealized gains, held-to-maturity securities		31,115	9,421
Gross unrealized losses, held-to-maturity securities		144,594	194,044
Total		3,950,890	3,862,924
Held-to-maturity Securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2]	459,436	519,397
Gross unrealized gains, held-to-maturity securities		33	208
Gross unrealized losses, held-to-maturity securities		8,883	7,585
Total		450,587	512,020
Held-to-maturity Securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2],[5]	3,604,933	3,528,150
Gross unrealized gains, held-to-maturity securities	[5]	31,081	9,213
Gross unrealized losses, held-to-maturity securities	[5]	135,711	186,460
Total	[5]	¥ 3,500,303	¥ 3,350,904

[1]	Accrued interest receivables of ¥15,708 million at March 31, 2024, and ¥16,150 million at September 30, 2024 are excluded from amortized cost and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2024 and September 30, 2024.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥476,947 million and ¥26 million, respectively, at March 31, 2024, and ¥468,546 million and ¥23 million, respectively, at September 30, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[4]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥209,956 million at March 31, 2024, and ¥239,614 million at September 30, 2024.
[5]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.